Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2018	2017	2016
Current	$1,775,477	$788,815	$680,756
Deferred	(118,198)	(312,997)	(132,319)
Total	$1,657,279	$475,818	$548,437

Schedule of reconciliations statutory income tax rate

	For the Years Ended December 31,
	2018	2017	2016
HK statutory income tax rate	8.25%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the HK company	(8.25)%	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(8.53)%	(10.00)%	(11.63)%
Effect of additional deduction allowed for R&D expense	(4.39)%	(2.74)%	-
Effect of expenses not deductible for tax purposes	1.44%	0.81%	0.05%
Others	-	2.45%	4.97%
Total	13.52%	15.52%	18.39%